November 6, 2000

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:


                               FASCIANO FUND, INC.
                       1933 ACT REGISTRATION NO. 33-23997
                       1940 ACT REGISTRATION NO. 811-5602

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Fasciano Fund, Inc. (the "Fund") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission via EDGAR on November 1, 2000.

                                                       Very truly yours,

                                                       FASCIANO FUND, INC.

                                                       /s/ Michael F. Fasciano
                                                       -------------------------
                                                       Michael F. Fasciano
                                                       President